Related Party Transactions - Outstanding Balances and Transactions with Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	$ 10,982	$ 11,566
Amounts due to related parties	10,620	3,284
Pacific Electric Wire & Cable Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due to related parties	8,550	862
Purchases	5,742	2,745	$ 521
Sales	90		14
Fabrication Income received		140	412
Management fee paid	133	199	136
Information technology service fee paid	123	101	115
Interest expenses paid	60
PEWC, Singapore Branch [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	22	21
Management fee received	14	14	14
PEWC Singapore Co. (Pte) Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due to related parties	400	1,027
Interest expenses paid	12	22	21
PEWC (HK) [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	5,613	5,247
Amounts due to related parties	42	20
Purchases			2,479
Sales	17,004	17,831	23,498
Service fee paid	209	218	231
Immediate Holding Company [Member]
Disclosure of transactions between related parties [Line Items]
Income from discharge of liability			1,537
Siam Pacific Holding Company Limited [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	196	196
Amounts due to related parties	1,362	1,362
Italian-Thai and affiliates [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	5,151	6,102
Amounts due to related parties	240
Sales	5,344	4,188	6,814
Construction of factory building expenses and acquisition of assets	3,436	215
Others [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due to related parties	$ 26	13
Fujikura Limited [Member]
Disclosure of transactions between related parties [Line Items]
Purchases		$ 249	$ 750